UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			May 15, 2013
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		64
Form 13F Information Table Value Total:		83121
List of Other Included Managers:		NONE

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FORM 13F SUMMARY PAGE

NAME OF ISSUER	       TITLE OF CLASS   CUSIP	        VALUE 	SHARES/	SH/	PUT/   INVSTMT	OTHER	 VOTING AUTHORITY
			                               (x$1000) PRN AMT	PRN	CALL   DSCRETN MANAGERS SOLE  SHARED  NONE
3M Co                         COM	88579Y101	718	6754 	SH 		SOLE		6754
Abbott Laboratories           COM	002824100	1452	41120 	SH 		SOLE		41120
Abbvie Inc                    COM	00287Y109	1547	37945 	SH		SOLE		37945
Air Products & Chemicals Inc  COM	009158106	2225	25540 	SH 		SOLE		25540
Amgen Inc.                    COM	031162100	309	3015 	SH 		SOLE		3015
Apache Corp                   COM	037411105	2274	29475 	SH 		SOLE		29475
Apple Computer Inc            COM	037833100	803	1815 	SH		SOLE		1815
AT&T Inc.                     COM	00206R102	156	4260 	SH 		SOLE		4260
Automatic Data Processing Inc COM	053015103	2336	35925 	SH 		SOLE		35925
Baker Hughes Inc              COM	057224107	237	5110 	SH 		SOLE		5110
Baxter International          COM	071813109	2599	35775 	SH 		SOLE		35775
Berkshire Hathaway Cl. B    CL B NEW	084670702	1752	16810 	SH		SOLE		16810
Caterpillar Inc               COM	149123101	150	1720 	SH		SOLE		1720
Celgene Corp                  COM	151020104	1370	11820 	SH		SOLE		11820
Cerner Corp                   COM	156782104	829	8745 	SH		SOLE		8745
Chevron Corp                  COM	166764100	121	1017 	SH		SOLE		1017
Church & Dwight Co Inc        COM	171340102	3756	58110 	SH 		SOLE		58110
Cia De Bebidas Prf Adr   SPONS ADR PFD	20441W203	1443	34080 	SH		SOLE		34080
CLARCOR Inc                   COM	179895107	2178	41575 	SH 		SOLE		41575
Coca Cola                     COM	191216100	209	5177 	SH 	 	SOLE		5177
Disney Walt Co             COM DISNEY	254687106	430	7570 	SH 		SOLE		7570
Dominion Res Inc              COM	25746U109	1413	24281 	SH 		SOLE		24281
Du Pont E I De Nemours & Co   COM	263534109	1755	35705 	SH 		SOLE		35705
Duke Energy Corp.             COM	26441C105	770	10603 	SH 		SOLE		10603
Emerson Electric Co           COM	291011104	2589	46337 	SH 		SOLE		46337
Exxon Mobil Corporation       COM	30231G102	2770	30745 	SH 		SOLE		30745
Fiserv Inc                    COM	337738108	4078	46410 	SH 		SOLE		46410
General Electric              COM	369604103	784	33911 	SH 		SOLE		33911
Gentex Corp                   COM	371901109	559	27950 	SH		SOLE		27950
Google Inc Class A            CL A	38259P508	1761	2217 	SH		SOLE		2217
Hewlett-Packard Company       COM	428236103	170	7115 	SH		SOLE		7115
Intel Corp                    COM	458140100	666	30505 	SH 		SOLE		30505
IBM                           COM	459200101	908	4255 	SH 		SOLE		4255
iShares GS Investo     IBOXX INV CPBD  	464287242	183	1525 	SH 		SOLE		1525
iShares MSCI EAFE     MSCI EAFE INDEX	464287465	2118	35905 	SH 		SOLE		35905
Johnson & Johnson             COM	478160104	3064	37580 	SH 		SOLE		37580
JP Morgan Chase & Co          COM	46625H100	442	9322 	SH 		SOLE		9322
Merck & Co Inc                COM	58933Y105	155	3508 	SH		SOLE		3508
Microsoft Corp                COM	594918104	1071	37425 	SH 		SOLE		37425
Oracle Corp                   COM	68389X105	286	8840 	SH		SOLE		8840
Pepsico                       COM	713448108	4959	62684 	SH 		SOLE		62684
Pfizer                        COM	717081103	160	5550 	SH		SOLE		5550
Procter & Gamble Co           COM	742718109	2916	37844 	SH 		SOLE		37844
Qualcomm Inc                  COM	747525103	3884	58027 	SH 		SOLE		58027
Royal Dutch Shell B Adrf   SPON ADR B	780259107	373	5580 	SH		SOLE		5580
S&P 500 Depository Receipts TR UNIT	78462F103	4584	29262 	SH 		SOLE		29262
S&P MidCap SPDRs           UNIT SER 1	78467Y107	349	1666 	SH		SOLE		1666
Schlumberger Ltd             COM	806857108	1980	26435 	SH 		SOLE		26435
Sigma Aldrich Corp           COM	826552101	164	2115 	SH		SOLE		2115
State Street                 COM	857477103	372	6296 	SH 		SOLE		6296
Statoil ASA ADR         SPONSORED ADR	85771P102	1037	42125 	SH 		SOLE		42125
Stryker Corp                 COM	863667101	1812	27775 	SH 		SOLE		27775
T J X Cos Inc                COM	872540109	626	13395 	SH		SOLE		13395
Target Corporation           COM	87612E106	202	2955 	SH 		SOLE		2955
Teva Pharm Inds Ltd Adrf     ADR	881624209	195	4910 	SH 		SOLE		4910
Thermo Fisher Scientific     COM        883556102       684     8945    SH              SOLE            8945
Time Warner Inc            COM NEW	887317303	228	3950 	SH 		SOLE		3950
Toronto Dominion Bank New  COM NEW	891160509	2466	29610 	SH 		SOLE		29610
U S Bancorp Del New        COM NEW	902973304	1067	31450 	SH 		SOLE		31450
Union Pacific Corp           COM	907818108	192	1350 	SH 		SOLE		1350
Verizon Communications       COM	92343V104	104	2111 	SH		SOLE		2111
Visa Inc Cl A              COM CL A	92826C839	140	825 	SH		SOLE		825
Walgreen Co                  COM	931422109	2014	42232 	SH 		SOLE		42232
Xilinx Inc                   COM	983919101	177	4650 	SH 		SOLE		4650
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